Fair Value Measurements (Additional Disclosures for NAV) (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,657,140,252	$ 1,503,584,552
Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	1,334,523,181	595,273,658
Fair Value Measured At Net Asset Value Per Share [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	1,334,523,181	595,273,658
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	1,334,523,181	595,273,658
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: BlackRock Strategic Completion Non-Lendable Fund M
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	5,993,457	6,829,867
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Retirement Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	4,976,084	3,103,852
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2010 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	3,410,861	3,627,904
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2015 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	3,673,447	2,691,965
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2020 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	31,962,928	33,293,633
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2025 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	24,493,614	24,278,800
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2030 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	127,425,843	118,952,905
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2035 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	50,130,119	41,703,009
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2040 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	134,345,605	111,558,340
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2045 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	31,906,835	23,271,961
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2050 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	88,350,842	70,780,812
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2055 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	27,100,502	19,680,105
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2060 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	29,672,998	21,752,433
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2065 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	6,743,743	4,188,429
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: FRDM Index Target Date 2070 Commingled Pool Class T
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	7,099
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: MFS International Equity Fund Class 3B
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	40,902,299
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: Prudential Core Plus Bond Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	51,256,108	46,419,880
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: Spartan 500 Index Pool Class D
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	300,241,616
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class D
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	62,697,248
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: Spartan Total International Index Pool Class D
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	98,362,664
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class XIV
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	87,447,462
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund Class P
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 55,525,394	$ 63,139,763
Redemption Notice Period	12 months	12 months
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: William Blair US Small-Mid Cap Core Fund Class 4
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 67,896,413